Fees Summary	Sep. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,000,000,000.00
Previously Paid Amount	1,476,000.00
Total Fee Amount	1,771,200.00
Total Offset Amount	0.00
Net Fee	$ 295,200.00